Goodwill - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Segment	Dec. 31, 2021 GBP (£)
Goodwill [Abstract]
Number of operating segment | Segment	1
Market capitalization | £	£ 453.3	£ 528.8